Onerous Contract Provisions - Summary of Onerous Contract Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Onerous Contracts Provision [Abstract]
Onerous Contract Provisions, Beginning of Year	$ 45	$ 53
Liabilities Incurred	684	8
Liabilities Settled	(21)	(16)
Change in Assumptions	2
Change in Discount Rate	(57)
Unwinding of Discount on Onerous Contract Provisions	10
Onerous Contract Provisions, End of Year	663	45
Less: Current Portion	50	8
Long-Term Portion	$ 613	$ 37